Summary of Significant Accounting Policies - Schedule of Useful Lives by Major Asset Class (Details)	12 Months Ended
Dec. 31, 2016
Machinery, Equipment and Software | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Machinery, Equipment and Software | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	2 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Store Fixtures | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	2 years
Store Fixtures | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years